Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations	The following table sets forth the Group’s contractual obligations as of December 31, 2023:
	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$
Long-term bank borrowings (i)	9,500	1,338	9,500	-	-	-
Short-term bank borrowing	5,000	704	5,000	-	-	-
Operating lease liabilities (ii)	9,351	1,317	2,250	4,290	2,025	786
Loan payable to WuYi Transportation Construction (iii)	5,200	732	5,200	-	-	-
Total	29,051	4,091	21,950	4,290	2,025	786
(i)	The Group’s commitment for long-term bank borrowings and short-term bank borrowings as of December 31, 2023 is discussed in Note 13 BANK BORROWINGS.
(ii)	The Group’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2023 is discussed in Note 15 LEASES.
(iii)	The Group’s commitment for loan payable to WuYi Transportation Construction as of December 31, 2023 is discussed in Note 16 LOAN PAYABLES, Note 14 ACCRUED EXPENSES AND OTHER LIABILITIES and Note 23 SUBSEQUENT EVENTS.